UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2011
Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments			December 31, 2010 (Unaudited)

Number of Shares	Common Stocks—99.34%	Cost	Market Value

	Consumer discretionary & services—43.47%
5,181,200	CBS Corp., Class B	$26,157,266	$98,701,860
1,609,790	DeVry Inc.	80,455,158	77,237,724
5,972,539	Gannett Co., Inc.	24,246,322	90,125,614
4,210,325	International Game Technology	50,996,259	74,480,649
7,452,372	Interpublic Group of Cos., Inc. (a)	45,830,928	79,144,191
1,246,871	Meredith Corp.	27,824,883	43,204,080
1,337,848	Mohawk Industries, Inc. (a)	66,547,712	75,936,252
2,813,657	Newell Rubbermaid Inc.	40,311,262	51,152,284
1,334,775	Nordstrom, Inc.	18,623,063	56,567,764
1,967,056	Royal Caribbean Cruises Ltd. (a)	17,501,396	92,451,632
582,467	Sotheby's	6,160,122	26,211,015
1,152,695	Stanley Black & Decker, Inc.	31,173,441	77,080,715
1,117,106	Tiffany & Co.	39,374,382	69,562,191
92,900	Washington Post Co., Class B	35,135,724	40,829,550
		510,337,918	952,685,521
	Consumer staples—7.91%
992,838	Constellation Brands, Inc., Class A (a)	11,359,234	21,991,362
563,054	Energizer Holdings, Inc. (a)	11,684,289	41,046,637
1,008,138	J.M. Smucker Co.	37,439,306	66,184,260
950,525	McCormick & Co., Inc.	33,410,623	44,227,928
		93,893,452	173,450,187
	Financial services—23.62%
3,487,657	CB Richard Ellis Group, Inc. (a)	13,621,960	71,427,215
682,826	City National Corp.	28,651,314	41,898,203
809,200	Dun & Bradstreet Corp.	62,463,567	66,427,228
1,349,600	Fair Isaac Corp.	29,176,515	31,540,152
1,440,165	HCC Insurance Holdings, Inc.	25,933,414	41,678,375
5,941,078	Janus Capital Group Inc.	50,736,541	77,055,782
936,973	Jones Lang LaSalle Inc.	14,035,300	78,630,774
2,209,200	Lazard Ltd, Class A	74,674,500	87,241,308
1,508,547	PrivateBancorp, Inc.	13,614,383	21,692,906
		312,907,494	517,591,943
	Health care—9.02%
555,700	Beckman Coulter, Inc.	30,742,760	41,805,311
740,534	Bio-Rad Laboratories, Inc., Class A (a)	46,491,053	76,904,456
1,416,801	Hospira, Inc. (a)	53,753,510	78,901,648
		130,987,323	197,611,415
	Materials & processing—2.77%
3,876,438	Interface, Inc., Class A (b)	37,742,293	60,666,255

	Producer durables—10.81%
1,800,403	Brady Corp., Class A	28,930,591	58,711,142
2,258,000	Brink's Co.	54,424,474	60,695,040
2,041,690	Herman Miller, Inc.	35,817,329	51,654,757
1,683,111	IDEX Corp.	27,203,387	65,843,302
		146,375,781	236,904,241

			December 31, 2010 (Unaudited)

Number of Shares	Common Stocks—99.34% (continued)	Cost	Market Value

	Technology—1.74%
638,450	Anixter Intl Inc.	$14,784,341	$38,134,618

	Total common stocks	1,247,028,602	2,177,044,180

Principal Amount	Repurchase Agreement—0.99%	Cost	Market Value

$21,669,861	Fixed Income Clearing Corporation, 0.01%, dated
	12/31/2010, due 1/3/2011, repurchase price $21,669,879,
	(collateralized by Federal National Mortgage Assoc.,
	3.42%, due 11/24/2020)	$21,669,861	$21,669,861
	Total Investments—100.33%	$1,268,698,463	2,198,714,041
	Liabilities less Other Assets—(0.33%)		(7,191,805)
	Net Assets—100.00%		$2,191,522,236

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments			December 31, 2010 (Unaudited)

Number of Shares	Common Stocks—99.13%	Cost	Market Value

	Consumer discretionary & services—41.31%
1,041,650	Carnival Corp.	$27,713,373	$48,030,482
3,003,100	CBS Corp., Class B	16,897,573	57,209,055
1,011,800	DeVry Inc.	48,854,666	48,546,164
4,254,600	Gannett Co., Inc.	16,500,107	64,201,914
2,651,390	International Game Technology	35,859,049	46,903,089
4,266,775	Interpublic Group of Cos., Inc. (a)	21,647,031	45,313,151
798,100	Mattel, Inc.	17,944,640	20,295,683
857,775	Mohawk Industries, Inc. (a)	38,791,724	48,687,309
791,800	Nordstrom, Inc.	12,221,831	33,556,484
880,300	Omnicom Group Inc.	24,535,666	40,317,740
480,000	Sotheby's	9,020,487	21,600,000
639,199	Stanley Black & Decker, Inc.	13,456,837	42,743,237
567,900	Tiffany & Co.	17,699,489	35,363,133
1,427,900	Viacom, Inc.	34,352,104	56,559,119
		335,494,577	609,326,560
	Consumer staples—5.20%
189,647	Clorox Co.	6,043,112	12,000,862
274,800	Energizer Holdings, Inc. (a)	11,576,039	20,032,920
416,475	J.M. Smucker Co.	20,128,364	27,341,584
371,525	McCormick & Co., Inc.	12,981,239	17,287,058
		50,728,754	76,662,424
	Financial services—28.85%
754,400	AFLAC Inc.	12,630,713	42,570,792
2,192,750	CB Richard Ellis Group, Inc. (a)	7,643,258	44,907,520
454,300	City National Corp.	23,865,075	27,875,848
450,222	Dun & Bradstreet Corp.	22,664,982	36,958,724
352,000	Franklin Resources, Inc.	12,699,049	39,145,920
3,571,075	Janus Capital Group Inc.	26,989,156	46,316,843
545,500	Jones Lang LaSalle Inc.	27,661,202	45,778,360
1,195,400	Lazard Ltd, Class A	42,804,038	47,206,346
1,073,900	Northern Trust Corp.	43,066,948	59,504,799
546,900	T. Rowe Price Group, Inc.	10,931,957	35,296,926
		230,956,378	425,562,078
	Health care—15.03%
903,850	Baxter Intl Inc.	31,327,147	45,752,887
280,525	Bio-Rad Laboratories, Inc., Class A (a)	19,179,773	29,132,521
227,300	Laboratory Corp. of America (a)	14,989,536	19,984,216
982,600	St. Jude Medical, Inc. (a)	36,735,766	42,006,150
769,354	Thermo Fisher Scientific Inc. (a)	13,146,106	42,591,437
785,600	Zimmer Holdings, Inc. (a)	35,971,756	42,171,008
		151,350,084	221,638,219
	Producer durables—5.16%
1,014,300	Accenture plc, Class A	15,544,907	49,183,407
503,850	Illinois Tool Works Inc.	23,702,738	26,905,590
		39,247,645	76,088,997

			December 31, 2010 (Unaudited)

Number of Shares	Common Stocks—99.13% (continued)	Cost	Market Value

	Technology—3.58%
244,300	Anixter Intl Inc.	$13,077,566	$14,592,039
2,818,300	Dell Inc. (a)	31,869,188	38,187,965
		44,946,754	52,780,004

	Total common stocks	852,724,192	1,462,058,282

Principal Amount	Repurchase Agreement—1.04%	Cost	Market Value

$15,284,668	Fixed Income Clearing Corporation, 0.01%, dated
	12/31/2010, due 1/3/2011, repurchase price $15,284,681,
	(collateralized by Federal National Mortgage Assoc.,
	3.42%, due 11/24/2020)	$15,284,668	$15,284,668
	Total Investments—100.17%	$868,008,860	1,477,342,950
	Liabilities less Other Assets—(0.17%)		(2,415,478)
	Net Assets—100.00%		$1,474,927,472

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments			December 31, 2010 (Unaudited)

Number of Shares	Common Stocks—98.48%	Cost	Market Value

	Consumer discretionary & services—21.74%
41,100	Apollo Group, Inc. (a)	$2,562,266	$1,623,039
53,700	Carnival Corp.	2,016,433	2,476,107
43,300	DeVry Inc.	1,804,540	2,077,534
150,700	Interpublic Group of Cos., Inc. (a)	988,825	1,600,434
54,600	Omnicom Group Inc.	2,071,646	2,500,680
21,200	Toyota Motor Corp., ADR	1,739,293	1,666,956
		11,183,003	11,944,750
	Consumer staples—5.77%
81,400	Walgreen Co.	2,348,101	3,171,344

	Energy—5.68%
42,700	Exxon Mobil Corp.	2,975,540	3,122,224

	Financial services—25.33%
38,900	AFLAC Inc.	1,528,243	2,195,127
86,400	Bank of New York Mellon Corp.	2,411,169	2,609,280
408,500	Citigroup Inc. (a)	1,575,979	1,932,205
14,400	Goldman Sachs Group, Inc.	2,090,081	2,421,504
54,500	JPMorgan Chase & Co.	2,260,721	2,311,890
89,850	Morgan Stanley	2,609,605	2,444,819
		12,475,798	13,914,825
	Health care—14.48%
47,600	Baxter Intl Inc.	2,273,324	2,409,512
45,500	Johnson & Johnson	2,798,292	2,814,175
50,900	Zimmer Holdings, Inc. (a)	2,615,859	2,732,312
		7,687,475	7,955,999
	Producer durables—11.92%
45,200	Accenture plc, Class A	1,150,290	2,191,748
23,600	Lockheed Martin Corp.	1,793,451	1,649,876
65,275	Tyco Intl Ltd.	2,385,476	2,704,996
		5,329,217	6,546,620
	Technology—13.56%
163,200	Dell Inc. (a)	2,952,358	2,211,360
20,000	International Business Machines Corp.	2,081,750	2,935,200
82,600	Microsoft Corp.	1,996,020	2,306,192
		7,030,128	7,452,752

	Total common stocks	49,029,262	54,108,514

Principal Amount	Repurchase Agreement—1.46%	Cost	Market Value

$802,686	Fixed Income Clearing Corporation, 0.01%, dated
	12/31/2010, due 1/3/2011, repurchase price $802,687,
	(collateralized by Federal Home Loan Mortgage Assoc.,
	3.31%, due 11/10/2020)	$802,686	$802,686
	Total Investments—99.94%	$49,831,948	54,911,200
	Other Assets less Liabilities—0.06%		34,660
	Net Assets—100.00%		$54,945,860

(a) Non-income producing.
ADR stands for American Depositary Receipt.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Notes to Schedules of Investments	December 31, 2010 (Unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust.  Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at December 31, 2010.

Fair value measurements – Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ investments carried at market value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,177,044,180	$1,462,058,282	$54,108,514
Level 2	21,669,861	15,284,668	802,686
Level 3	-	-	-
Market Value at 12/31/10	$2,198,714,041	$1,477,342,950	$54,911,200

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

As of December 31, 2010 all Level 2 securities held are repurchase agreements, see Schedule of Investments.

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the three months ended December 31, 2010, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2010
Security Name	Balance September 30, 2010	Purchases	Sales	Balance December 31, 2010	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Interface, Inc.	4,082,338	-	205,900	3,876,438	$60,666,255	$77,529	$464,210

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust
By:  /s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:  February 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:  February 3, 2011

By:  /s/ Anita Zagrodnik
        Anita Zagrodnik
Treasurer and Principal Financial Officer

Date:  February 3, 2011